Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period	$ (1,059)	$ 231	$ 463
Other comprehensive income (loss), before reclassifications	(993)	(1,245)	(226)
Amounts reclassified from accumulated other comprehensive (income) loss	17	(45)	(6)
Other comprehensive income (loss)	(976)	(1,290)	(232)
Accumulated other comprehensive income (loss), end of period	(2,035)	(1,059)	231
Foreign currency translation
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period	(992)	163	417
Other comprehensive income (loss), before reclassifications	(961)	(1,155)	(254)
Amounts reclassified from accumulated other comprehensive (income) loss	0	0	0
Other comprehensive income (loss)	(961)	(1,155)	(254)
Accumulated other comprehensive income (loss), end of period	(1,953)	(992)	163
Pension and other postretirement benefits
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period	(31)	(10)	21
Other comprehensive income (loss), before reclassifications	(3)	4	3
Amounts reclassified from accumulated other comprehensive (income) loss	(35)	(25)	(34)
Other comprehensive income (loss)	(38)	(21)	(31)
Accumulated other comprehensive income (loss), end of period	(69)	(31)	(10)
Derivative financial instruments
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period	(119)	(5)	(42)
Other comprehensive income (loss), before reclassifications	(19)	(118)	(4)
Amounts reclassified from accumulated other comprehensive (income) loss	88	4	41
Other comprehensive income (loss)	69	(114)	37
Accumulated other comprehensive income (loss), end of period	(50)	(119)	(5)
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), start of period	83	83	67
Other comprehensive income (loss), before reclassifications	(10)	24	29
Amounts reclassified from accumulated other comprehensive (income) loss	(36)	(24)	(13)
Other comprehensive income (loss)	(46)	0	16
Accumulated other comprehensive income (loss), end of period	$ 37	$ 83	$ 83